UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21913

DundeeWealth Funds
(Exact name of registrant as specified in charter)

1160 West Swedesford Road, Suite 140 Berwyn, PA 19312
(Address of principal executive offices) (Zip code)

Amy Duling DundeeWealth US, LP 1160 West Swedesford Road, Suite 140 Berwyn, PA 19312
(Name and address of agent for service)

Registrant’s telephone number, including area code:		610-854-0900

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Schedule of Investments

Dynamic Canadian Equity Income Fund

December 31, 2011 (Unaudited)

	Number of	Market
	Shares/ Units	Value
COMMON STOCKS - 68.5%
Bermuda - 1.1%
Brookfield Infrastructure Partners LP	800	$22,160

Canada† - 64.6%
Alaris Royalty Corp.	1,700	30,037
Algonquin Power & Utilities Corp.	2,400	15,124
Baytex Energy Corp.	402	22,480
BCE, Inc.	1,000	41,688
Boardwalk Real Estate Investment Trust, REIT	600	29,707
Brookfield Asset Management, Inc., Class A	1,105	30,414
Brookfield Renewable Energy Partners LP (a)	400	10,664
Calloway Real Estate Investment Trust, REIT	1,400	36,788
Canadian Helicopters Group, Inc., Class A	800	18,894
Canadian Imperial Bank Of Commerce	60	4,346
Canexus Corp. (a)	2,600	16,487
Cineplex, Inc.	600	15,148
Crescent Point Energy Corp.	706	31,116
Crombie Real Estate Investment Trust, REIT	500	6,881
Dundee Real Estate Investment Trust, REIT	1,808	57,980
Emera, Inc.	1,000	32,432
Enbridge, Inc.	1,054	39,408
Enbridge Income Fund Holdings, Inc.	2,208	43,566
Enerplus Corp.	1,115	28,295
Freehold Royalties, Ltd.	1,500	28,579
Genivar, Inc.	600	15,501
Gibson Energy, Inc.	1,000	18,670
H&R Real Estate Investment Trust, REIT (a)	2,115	48,290
Innergex Renewable Energy, Inc.	4,560	46,104
Keyera Corp.	801	39,313
Morneau Shepell, Inc.	5,400	55,338
Nal Energy Corp.	274	2,119
Northland Power, Inc.	2,128	37,453
Parallel Energy Trust (a)	2,021	16,208
Pembina Pipeline Corp.	300	8,734
Pengrowth Energy Corp.	2,900	30,630
Pizza Pizza Royalty Income Fund (a)	3,200	26,856
Poseidon Concepts Corp.	2,100	25,664
Provident Energy, Ltd.	2,607	25,206
RioCan Real Estate Investment Trust, REIT	800	20,755
Rogers Communications, Inc., Class B	800	30,822
TELUS Corp.	300	16,974
The Churchill Corp., Class A	692	7,764
The Keg Royalties Income Fund (a)	2,500	31,166
The Toronto-Dominion Bank	900	67,397
TransCanada Corp.	1,046	45,721
Transglobe Apartment Real Estate Investment Trust, REIT (a)	3,912	44,890
Twin Butte Energy, Ltd.*	13,000	27,180
Veresen, Inc.	2,832	42,534
Vermilion Energy, Inc.	6	267
		1,271,590
United States - 2.8%
Northeast Utilities	700	25,249
The Williams Companies, Inc.	500	16,510
Verizon Communications, Inc.	350	14,042
		55,801
Total Common Stocks (Cost $1,245,022)		1,349,551

	Number of	Expiration Date/	Market
	Contracts	Exercise Price	Value
PUT OPTIONS PURCHASED - 0.0%
Norfolk Southern Corp.	2	Jan. 2012/$55	$0
The Toronto-Dominion Bank	1	Jan. 2012/$58	0
Total Put Options Purchased (Cost $48)			0

		Principal
		Amount
SHORT-TERM INVESTMENTS - 10.6%
BNY Mellon Cash Reserve, 0.05%**, due 01/03/12		$208,268	208,268

Total Short-Term Investments (Cost $208,268)			208,268

Total Investments - 79.1% (Cost $1,453,338)***			1,557,819
Put Options Written †† - (0.0)% (Premiums received $644)			(127)
Forward Foreign Currency Exchange Contract - 0.2% (Unrealized appreciation)			3,864
Other Assets Less Liabilities - 20.7%			408,166
NET ASSETS - 100.0%			$1,969,722

Put Options Written as of 12/31/11 were as follows:

Number of Contracts	Put Options Written	Expiration Date/ Exercise Price	Market Value
2	Norfolk Southern Corp.	Jan. 2012/$65	$30
1	The Toronto-Dominion Bank	Jan. 2012/$68	25
4	The Williams Companies, Inc.	Jan. 2012/$26	32
2	The Williams Companies, Inc.	Jan. 2012/$30	40
Total (Premiums received $644)			$127

Forward Foreign Currency Exchange Contracts as of 12/31/11 were as follows:

Short Forward

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation

USD	459,188	CAD	464,000	01/12/12	$3,864
Total Unrealized Appreciation					$3,864

†	Canadian securities are fair valued on days when the Canadian securities markets are closed, but the United States securities markets are open.
(a)	Denoted in units.
CAD	Canadian Dollar
REIT	Real Estate Investment Trust
USD	United States Dollar
*	Non-income producing security.
**	Current yield as of December 31, 2011.
***	Aggregate tax cost is $1,453,339 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$116,199
Gross unrealized depreciation	(11,719)
Net unrealized appreciation	$104,480

Sector Allocation	% of Net Assets
Energy	23.5%
Financial	20.6
Utilities	9.6
Industrials	5.7
Telecommunication Services	5.3
Consumer Discretionary	3.0
Materials	0.8
Cash and other	31.5
100.0%

See Notes to Schedule of Investments

Schedule of Investments

Dynamic Contrarian Advantage Fund

December 31, 2011 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCKS - 84.0%
Canada†† - 2.2%
National Bank Of Canada	210	$14,871

Ireland†† - 3.6%
Accenture PLC	465	24,752

Sweden - 1.8%
Atlas Copco AB, Class A †	580	12,416

United Kingdom - 5.2%
Royal Dutch Shell plc, Class A †	970	35,659

United States - 71.2%
Altria Group, Inc.	960	28,464
American Tower Corp., Class A	280	16,803
Apple, Inc.*	40	16,200
Costco Wholesale Corp.	240	19,997
Exxon Mobil Corp.	340	28,818
International Business Machines Corp.	180	33,098
ITC Holdings Corp.	90	6,829
Johnson & Johnson	210	13,772
McDonald’s Corp.	300	30,099
Newmont Mining Corp.	500	30,005
NIKE, Inc., Class B	220	21,201
Norfolk Southern Corp.	450	32,787
Oracle Corp.	435	11,158
Simon Property Group, Inc., REIT	270	34,814
The Coca-Cola Co.	300	20,991
The Hershey Co.	240	14,827
The Southern Co.	310	14,350
Tiffany & Co.	170	11,264
TJX Companies, Inc.	460	29,693
Visa, Inc., Class A	290	29,444
Wisconsin Energy Corp.	210	7,342
WW Grainger, Inc.	180	33,694
		485,650
Total Common Stocks (Cost $544,311)		573,348

	Number of	Expiration Date/
	Contracts	Exercise Price
PUT OPTIONS PURCHASED - 1.9%
SPDR S&P 500 ETF Trust	3	Jan. 2013/$110	2,343
SPDR S&P 500 ETF Trust	11	Jan. 2013/$115	10,274
Total Put Options Purchased (Cost $18,157)			12,617

	Principal	Market
	Amount	Value
SHORT-TERM INVESTMENTS - 13.2%
BNY Mellon Cash Reserve,
0.05%**, due 01/03/12	$89,702	$89,702

Total Short-Term Investments (Cost $89,702)		89,702

Total Investments - 99.1% (Cost $652,170)***		675,667
Put Options Written - (0.7)% (Premiums received $7,380)		(4,638)
Forward Foreign Currency Exchange Contracts - (0.0)% (Unrealized depreciation)		(99)
Other Assets Less Liabilities - 1.6%		10,893
NET ASSETS - 100.0%		$681,823

Put Options Written as of 12/31/11 were as follows:

Number of Contracts	Put Options Written	Expiration Date/ Exercise Price	Market Value
3	SPDR S&P 500 ETF Trust	Jan. 2013/$80	$(678)
11	SPDR S&P 500 ETF Trust	Jan. 2013/$90	(3,960)
Total (Premiums received $7,380)			$(4,638)

Forward Foreign Currency Exchange Contracts as of 12/31/11 were as follows:

Long Forward

Currency Purchased		Currency Sold		Settlement Date	Unrealized Depreciation

CAD	10,640	USD	10,695	01/12/12	$(254)
CAD	11,500	USD	11,290	01/12/12	(5)
Total Unrealized Depreciation					$(259)

Short Forward

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ Depreciation

USD	24,709	CAD	25,000	01/12/12	$176
USD	8,232	CAD	8,405	01/12/12	(16)
Total Unrealized Appreciation					$160

†	Fair valued security. The aggregate value of fair valued securities is $48,075 comprising 7.05% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
††	Canadian securities are fair valued on days when the Canadian securities markets are closed, but the United States securities markets are open.
CAD	Canadian Dollar
REIT	Real Estate Investment Trust
USD	United States Dollar
*	Non-income producing security.
**	Current yield as of December 31, 2011.
***	Aggregate tax cost is $654,461 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$38,427
Gross unrealized depreciation	(17,221)
Net unrealized appreciation	$21,206

Sector Allocation	% of Net Assets
Consumer Discretionary	27.9%
Information Technology	16.8
Industrials	11.6
Energy	9.4
Materials	4.4
Utilities	4.2
Financial	7.3
Telecommunication Services	2.4
Cash and other	16.0
100.0%

See Notes to Schedule of Investments

Schedule of Investments

Dynamic Discovery Fund

December 31, 2011 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCKS - 97.1%

Canada†† - 3.0%
Franco-Nevada Corp.	660	$25,124

Ireland - 3.8%
Accenture plc, Class A	610	32,470

Israel - 6.2%
Frutarom Industries, Ltd. †	3,395	30,213
Strauss Group, Ltd. †	1,845	22,643
		52,856

Switzerland - 8.1%
Schweiter Technologies AG †	70	37,556
Tamedia AG *†	250	31,005
		68,561

United Kingdom - 10.7%
British American Tobacco plc †	560	26,552
Royal Dutch Shell plc, Class A †	1,260	46,321
The Weir Group plc †	570	17,882
		90,755

United States - 65.3%
Air Lease Corp.*	1,130	26,792
Altria Group, Inc.	630	18,679
American Tower Corp., Class A	310	18,603
Apple, Inc.*	85	34,425
Bed Bath & Beyond, Inc. *	420	24,347
Carpenter Technology Corp.	310	15,959
Dollar Tree, Inc. *	220	18,284
EMC Corp.*	755	16,263
Exxon Mobil Corp.	450	38,142
FMC Technologies, Inc.*	320	16,714
Globe Specialty Metals, Inc.	2,410	32,270
International Business Machines Corp.	190	34,937
McDonald’s Corp.	290	29,096
NIKE, Inc., Class B	210	20,238
Oracle Corp.	565	14,492
O’Reilly Automotive, Inc.*	230	18,389
Simon Property Group, Inc.	280	36,103
The Southern Co.	210	9,721
Tiffany & Co.	225	14,909
TJX Companies, Inc.	420	27,111
Visa, Inc., Class A	370	37,566
Wisconsin Energy Corp.	270	9,439
WW Grainger, Inc.	220	41,182
		553,661

Total Common Stocks (Cost $794,674)		823,427

WARRANTS - 0.1%
Canada - 0.1%
Kinross Gold Corp., Expire 9/03/13*	1,050	989

Total Warrants (Cost $4,292)		989

	Number of	Expiration Date/	Market
	Contracts	Exercise Price	Value
PUT OPTIONS PURCHASED - 1.8%
SPDR S&P 500 ETF Trust	3	Jan. 2013/$110	$2,343
SPDR S&P 500 ETF Trust	14	Jan. 2013/$115	13,076
Total Put Options Purchased (Cost $22,146)			15,419

Total Investments - 99.0% (Cost $821,112)**			839,835
Put Options Written - 0.7% (Premiums received $9,065)			5,718
Forward Foreign Currency Exchange Contracts - (0.0)% (Unrealized depreciation)			(208)
Other Assets Less Liabilities - 0.3%			2,473
NET ASSETS - 100.0%			$847,818

Put Options Written as of 12/31/11 were as follows:

Number of Contracts	Put Options Written	Expiration Date/ Exercise Price	Market Value
3	SPDR S&P 500 ETF Trust	Jan. 2013/$80	$(678)
14	SPDR S&P 500 ETF Trust	Jan. 2013/$90	(5,040)
Total (Premiums received $9,065)			$(5,718)

Forward Foreign Currency Exchange Contracts as of 12/31/11 were as follows:

Long Forward

Currency Purchased		Currency Sold		Settlement Date	Unrealized Depreciation

CAD	28,000	USD	27,489	01/12/12	$(12)
CAD	21,855	USD	21,968	01/12/12	(522)
Total Unrealized Depreciation					$(534)

Short Forward

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ Depreciation

USD	4,913	CAD	5,000	01/12/12	$6
USD	21,841	CAD	22,300	01/12/12	(41)
USD	49,417	CAD	50,000	01/12/12	352
USD	3,919	CAD	4,000	01/12/12	(6)
USD	6,001	CAD	6,100	01/12/12	15
Total Unrealized Appreciation					$326

†	Fair valued security. The aggregate value of fair valued securities is $212,172 comprising 25.03% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
††	Canadian securities are fair valued on days when the Canadian securities markets are closed, but the United States securities markets are open.
CAD	Canadian Dollar
USD	United States Dollar
*	Non-income producing security.
**	Aggregate tax cost is $827,032 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$48,753
Gross unrealized depreciation	(35,950)
Net unrealized appreciation	$12,803

Sector Allocation	% of Net Assets
Consumer Discretionary	21.6%
Information Technology	18.1
Materials	17.7
Energy	13.8
Industrials	11.4
Consumer Staples	8.0
Financial	4.3
Utilities	2.3
Cash and other	2.8
100.0%

See Notes to Schedule of Investments

Schedule of Investments

Dynamic Gold and Precious Metals Fund

December 31, 2011 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCKS - 91.0%
Australia - 28.4%
Ampella Mining, Ltd. * †	711,583	$1,079,513
Azimuth Resources, Ltd. * †	1,000,000	507,417
Azumah Resources, Ltd. * †	775,000	325,196
Canyon Resources, Ltd. * †	505,153	216,957
Crusader Resources, Ltd. * †	320,000	246,520
Gryphon Minerals, Ltd. * †	704,506	824,600
Middle Island Resources, Ltd. * †	40,000	11,455
Papillon Resources, Ltd. * †	1,627,786	958,192
Perseus Mining, Ltd. * †	1,250,000	3,071,214
Silver Lake Resources, Ltd. * †	410,000	1,265,832
		8,506,896

Bermuda - 1.0%
Continental Gold, Ltd.*	41,000	302,645

Canada†† - 54.2%
Alamos Gold, Inc.	140,000	2,411,779
Astur Gold Corp.*	220,000	371,435
Augusta Resource Corp. *	120,000	373,399
Aureus Mining, Inc.*	330,000	340,123
Aurizon Mines, Ltd. *	300,000	1,472,393
Belo Sun Mining Corp. *	350,000	340,123
Calvista Gold Corp. * ‡	83,300	40,883
Colorado Resources, Ltd. ‡	88,500	30,839
Crescent Resources Corp., Private Placement * ‡	116,500	8,577
CuOro Resources Corp. *	75,000	86,871
Dundee Precious Metals, Inc.*	40,100	323,555
Independence Gold Corp.*	183,150	79,103
Malbex Resources, Inc. *	107,500	39,043
Malbex Resources, Inc. * ‡	142,500	51,755
Midas Gold Corp. *	50,000	193,865
New Gold, Inc.*	184,500	1,861,752
Ocean Park Private Placement * ‡	67,100	14,490
Ocean Park Ventures Corp. *	73,000	15,764
Peregrine Diamonds, Ltd. *	274,285	158,850
PMI Gold Corp.*	500,000	461,350
Premier Gold Mines, Ltd. *	400,000	1,774,724
Probe Mines, Ltd.*	13,000	26,160
Rackla Metals, Inc.*	19,499	4,402
Radius Gold, Inc. *	58,500	13,207
Reunion Gold Corp. *	145,000	128,098
Reunion Gold Corp. Private Placement * ‡	88,100	77,831
Roxgold, Inc. *	440,000	665,129
Sabina Gold & Silver Corp.*	375,000	1,413,497
San Gold Corp. *	1,100,000	2,040,736
Silver Range Resources, Ltd. *	120,000	169,620
Strategic Metals, Ltd. *	318,000	433,885
Strategic Metals, Ltd. Private Placement * ‡	42,000	57,306
Torex Gold Resources, Inc.*	192,000	322,277
Volta Resources, Inc. *	500,000	476,074
		16,278,895

United Kingdom - 0.3%
Hummingbird Resources plc * †	40,000	73,920

United States - 7.1%
Allied Nevada Gold Corp. *	70,000	2,126,626

Total Common Stocks (Cost $33,252,125)		27,288,982

	Number of	Market
	Shares	Value
WARRANTS - 0.1%
Canada - 0.1%
Calvista Gold Corp., Expire 5/09/13 * ‡	43,500	$2,989
Colorado Resources, Ltd., Expire 4/14/13 *	44,250	0
Crescent Resources Corp., Expire 3/30/13 *	58,250	0
Kinross Gold Corp., Class D, Expire 9/17/14 *	1,320	1,879
Malbex Resources, Inc., Expire 5/8/13 *	71,250	0
Ocean Park Venture Corp., Expire 5/11/13 *	33,550	0
Peregrine Diamonds, Ltd., Expire 11/14/13 *	17,142	0
Rackla Metals, Inc., Expire 6/09/13 *	19,499	957
Silver Range Resources, Ltd., Expire 2/10/13 *	60,000	31,804
		37,629
Total Warrants (Cost $19,948)		37,629

	Principal
	Amount
SHORT-TERM INVESTMENTS - 7.4%
BNY Mellon Cash Reserve, 0.05%**, due 10/03/11	$2,228,908	2,228,908

Total Short-Term Investments (Cost $2,228,908)		2,228,908

Total Investments - 98.5% (Cost $35,500,981)***		29,555,519
Other Assets Less Liabilities - 1.5%		458,711
NET ASSETS - 100.0%		$30,014,230

†	Fair valued security. The aggregate value of fair valued securities is $8,580,816 comprising 28.59% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
††	Canadian securities are fair valued on days when the Canadian securities markets are closed, but the United States securities markets are open.
‡	Illiquid security.
*	Non-income producing security.
**	Current yield as of December 31, 2011.
***	Aggregate tax cost is $35,586,241 and net unrealized depreciation is as follows:

Gross unrealized appreciation	$1,095,189
Gross unrealized depreciation	(7,125,911)
Net unrealized depreciation	$(6,030,722)

Sector Allocation	% of Net Assets
Materials	91.0%
Cash and other	9.0
100.0%

See Notes to Schedule of Investments

Schedule of Investments

Dynamic U.S. Growth Fund

December 31, 2011 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCKS - 99.8%
Consumer Discretionary - 26.1%
BJ’s Restaurants, Inc.*	40,900	$1,853,588
Panera Bread Co., Class A*	11,700	1,654,965
Starbucks Corp.	37,100	1,706,971
Tractor Supply Co.	30,500	2,139,575
Ulta Salon Cosmetics & Fragrance, Inc.*	36,900	2,395,548
Under Armour, Inc., Class A*	35,800	2,570,082
		12,320,729
Consumer Staples - 2.1%
Whole Foods Market, Inc.	14,600	1,015,868

Health Care - 30.7%
Alexion Pharmaceuticals, Inc.*	40,300	2,881,450
Celgene Corp.*	44,200	2,987,920
Cubist Pharmaceuticals, Inc.*	55,800	2,210,796
Intuitive Surgical, Inc. *	6,100	2,824,361
Questcor Pharmaceuticals, Inc.*	48,500	2,016,630
Salix Pharmaceuticals, Ltd.*	32,800	1,569,480
		14,490,637

Information Technology - 40.9%
BroadSoft, Inc.*	83,500	2,521,700
CommVault Systems, Inc.*	53,500	2,285,520
F5 Networks, Inc.*	20,600	2,186,072
Fusion-io, Inc.*	62,700	1,517,340
Google, Inc., Class A*	4,600	2,971,140
Mastercard, Inc., Class A	4,000	1,491,280
Rackspace Hosting, Inc.*	54,900	2,361,249
SolarWinds, Inc.*	61,200	1,710,540
TIBCO Software, Inc.*	94,200	2,252,322
		19,297,163

Total Common Stocks (Cost $45,612,491)		47,124,397

Total Investments - 99.8% (Cost $45,612,491)**		47,124,397
Other Assets Less Liabilities - 0.2%		101,436
NET ASSETS - 100.0%		$47,225,833

*	Non-income producing security.
**	Aggregate tax cost is $46,162,349 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$2,843,218
Gross unrealized depreciation	(1,881,170)
Net unrealized appreciation	$962,048

Sector Allocation	% of Net Assets
Information Technology	40.9%
Health Care	30.7
Consumer Discretionary	26.1
Consumer Staples	2.1
Cash and other	0.2
100.0%

See Notes to Schedule of Investments

Schedule of Investments

Dynamic Energy Income Fund

December 31, 2011 (Unaudited)

	Number of	Market
	Shares/Units	Value
COMMON STOCKS - 99.2%
Canada† - 86.1%
Algonquin Power & Utilities Corp.	53,000	$333,998
ARC Resources, Ltd.	24,538	604,568
Baytex Energy Corp.	33,179	1,855,419
Black Diamond Group, Ltd.	21,400	387,773
Canexus Corp.	57,900	367,150
Crescent Point Energy Corp.	46,716	2,058,943
Enbridge Income Fund Holdings, Inc.	49,943	985,378
Enerplus Corp.	80,396	2,039,987
Freehold Royalties, Ltd.	37,300	710,668
Gibson Energy, Inc.	70,000	1,306,896
Innergex Renewable Energy, Inc.	103,000	1,041,374
Keyera Corp.	1,751	85,939
NAL Energy Corp.	118,835	919,185
Northland Power, Inc.	85,596	1,506,490
Parallel Energy Trust (a)	130,400	1,045,760
Pembina Pipeline Corp.	49,100	1,429,503
Pengrowth Energy Corp.	181,842	1,920,608
Poseidon Concepts Corp.	112,000	1,368,736
Provident Energy, Ltd.	159,476	1,541,927
Suncor Energy, Inc.	10,000	288,300
Twin Butte Energy, Ltd.*	413,000	863,499
Veresen, Inc.	151,539	2,275,874
Vermilion Energy, Inc.	41,637	1,854,302
		26,792,277

Netherlands - 6.5%
Royal Dutch Shell plc, ADR Class A	150	10,964
Royal Dutch Shell plc, ADR Class B	26,400	2,006,664
		2,017,628
United States - 6.6%
Enterprise Products Partners LP	29,200	1,354,296
The Williams Companies, Inc.	21,000	693,420
		2,047,716

Total Common Stocks (Cost $30,762,337)		30,857,621

	Principal
	Amount
SHORT-TERM INVESTMENTS - 0.1%
BNY Mellon Cash Reserve, 0.05%**, due 01/03/12	$31,216	31,216
Total Short-Term Investments (Cost $31,216)		31,216

Total Investments - 99.3% (Cost $30,793,553)***		30,888,837
Put Written Options - (0.0)% (Premiums received $2,463)		(450)
Forward Foreign Exchange Contract - 0.2% (Unrealized appreciation)		67,489
Other Assets Less Liabilities - 0.5%		164,376
NET ASSETS - 100.0%		$31,120,252

Put Options Written as of 12/31/11 were as follows:

Number of Contracts	Put Options Written	Expiration Date/ Exercise Price	Market Value
30	Suncor Energy, Inc.	Jan. 2012/$26	$(450)
Total (Premiums received $2,463)			$(450)

Forward Foreign Exchange Contracts as of 12/31/11 were as follows:

Long Forward

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation

CAD	2,482,000	USD	2,412,238	01/19/12	$22,958
Total Unrealized Appreciation					$22,958

Short Forward

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ Depreciation

USD	4,491,925	CAD	4,539,000	01/12/12	$37,800
USD	5,207,913	CAD	5,297,000	01/12/12	9,963
USD	916,247	CAD	937,000	01/12/12	(3,232)
Total Unrealized Appreciation					$44,531

†	Canadian securities are fair valued on days when the Canadian securities markets are closed, but the United States securities markets are open.
(a)	Denoted in units.
ADR	American Depositary Receipt.
CAD	Canadian Dollar
USD	United States Dollar
*	Non-income producing security.
**	Current yield as of December 31, 2011.
***	Aggregate tax cost is $31,081,936 and net unrealized depreciation is as follows:

Gross unrealized appreciation	$1,742,769
Gross unrealized depreciation	(1,935,868)
Net unrealized depreciation	$(193,099)

Sector Allocation	% of Net Assets
Energy	87.5%
Utilities	9.3
Industrials	1.2
Materials	1.2
Cash and other	0.8
100.0%

See Notes to Schedule of Investments

Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund,

Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund,

Dynamic U.S. Growth Fund, Dynamic Energy Income Fund

Notes to Schedule of Investments

December 31, 2011 (Unaudited)

NOTE A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities of sufficient credit quality with maturities of 60 days or less are carried at amortized cost, which approximates fair value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Derivative Financial Instruments - The Funds may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Funds would not be subject absent the use of these strategies. If GCIC US, Ltd.’s (the “Sub-Adviser” or “GCIC”) prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Funds may leave the Funds in a worse position than if they had not used such strategies.

Derivative contracts are not accounted for as hedging instruments under United States of America (“U.S.”) generally accepted accounting principles (“GAAP”).

The Funds are subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures - The Funds may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Each Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”).The Funds may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to

Notes to Schedule of Investments

(Continued)

minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and /or options on futures are employed by the Funds, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”).  The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

There are significant risks associated with the Funds’ use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on GCIC’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Funds’ exposure to price fluctuations, while others tend to increase its market exposure.

During the period ended December 31, 2011, the Funds had no investments in futures contracts or options on futures.

Forward Foreign Currency Exchange Contracts - The Funds did engage in forward foreign currency exchange contracts for the purpose of actively hedging against adverse price movements that may result from local currency and/or equity market exposure. Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Sub-Adviser due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Sub-Adviser would otherwise desire, to the possible detriment of a Fund. Neither the CFTC nor banking authorities regulate forward currency through banks. In respect of such trading, a Fund is subject to the risk of bank failure or the inability or refusal by a bank to perform with respect to such contracts. Market illiquidity or disruption could result in major losses to a Fund.

During the year ended September 30, 2011, the Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, and Dynamic Energy Income Fund entered into forward foreign exchange contracts with RBC Dominion Securities, and the Dynamic Contrarian Fund and Dynamic Discovery Fund entered into forward foreign currency contracts with Barclays Capital.

The Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, and Dynamic Energy Income Fund’s volume of activity in forward foreign currency exchange contracts during the period ended December 31, 2011 had an average monthly value of approximately $501,500, $13,773, $187,950 and $9,010,000 respectively.  Forward foreign currency exchange contracts

Notes to Schedule of Investments

(Continued)

for the Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, and Dynamic Energy Income Fund at December 31, 2011 are presented within the Schedule of Investments.

Options - The Funds may purchase or write call or put options on securities or indices and initiate option/stock combination strategies for the purpose of generating additional income, gaining exposure to or selling the underlying securities and/or hedging against price movements of portfolio assets. Each Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

During the period ended September 30, 2011, the Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, Dynamic Canadian Equity Income Fund, and Dynamic Energy Income Fund entered into option contracts with Credit Suisse Securities LLC and Merrill Lynch.

The Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, Dynamic Canadian Equity Income Fund, and Dynamic Energy Income Fund’s volume of activity in options contracts during the period ended December 31, 2011, with an average monthly cost of approximately $18,157, $22,146, $44 and $349, respectively. Option positions for the Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, and Dynamic Canadian Equity Income Fund at December 31, 2011 are presented within the Schedules of Investments.

The Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, Dynamic Canadian Equity Income Fund, and Dynamic Energy Income Fund’s volume of activity in written options contracts during the period ended December 31, 2011, with an average monthly premium amount approximately $7,380, $9,065, $2,040 and $2,759, respectively.

	Dynamic Canadian Equity Income Fund		Dynamic Contrarian Advantage Fund		Dynamic Discovery Fund		Dynamic Energy Income Fund
	Number of Contracts	Premiums	Number of Contracts	Premiums	Number of Contracts	Premiums	Number of Contracts	Premiums
Options outstanding at September 30, 2011	—	$—	14	$7,380	17	$9,065	—	$—
Options written	11	1,024	—	—	—	—	204	16,021
Options sold	—	—	—	—	—	—	(54)	(4,976)
Options expired	(2)	(380)	—	—	—	—	(120)	(8,582)
Options outstanding at December 31, 2011	9	$644	14	$7,380	17	$9,065	30	$2,463

The following tables summarize the value of derivatives held as of December 31, 2011, by their primary underlying risk exposure:

Notes to Schedule of Investments

(Continued)

		Asset Derivatives
	Total Value at December 31, 2011	Forward Foreign Currency Exchange Contracts
Dynamic Canadian Equity Income Fund	$3,864	$3,864
Dynamic Contrarian Advantage Fund	176	176
Dynamic Discovery Fund	373	373
Dynamic Energy Income Fund	70,720	70,720
Total	$75,133	$75,133

		Liability Derivatives
	Total Value at December 31, 2011	Forward Foreign Currency Exchange Contracts
Dynamic Contrarian Advantage Fund	$(275)	$(275)
Dynamic Discovery Fund	(581)	(581)
Dynamic Energy Income Fund	(3,232)	(3,232)
Total	$(4,088)	$(4,088)

NOTE B. Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

Level 1:	Quoted prices in active markets for identical securities

Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2011, is as follows:

	Dynamic Canadian Equity Income Fund	Dynamic Contrarian Advantage Fund	Dynamic Discovery Fund	Dynamic Gold & Precious Metals Fund	Dynamic Energy Income Fund
ASSETS:
Level 1: Quoted Prices
Common Stocks Market Value:
Bermuda	$22,160	$—	$—	$302,645	$—
Canada	1,271,590	14,871	25,124	16,278,895	26,792,277
Ireland	—	24,752	32,470	—	—
Netherlands	—	—	—	—	2,017,628
United States	55,801	485,650	553,661	2,126,626	2,047,716
Warrants Market Value:
Canada	—	—	989	37,629	—
Short-term Investments Market Value:	208,268	89,702	—	2,228,908	31,216
Total Level 1 Market Value of Investments	$1,557,819	$614,975	$612,244	$20,974,703	$30,888,837

Level 2: Other Significant Observable Inputs
Common Stocks Market Value:
Australia	$—	$—	$—	$8,506,896	$—
Israel	—	—	52,856	—	—
Sweden	—	12,416	—	—	—
Switzerland	—	—	68,561	—	—
United Kingdom	—	35,659	90,755	73,920	—
Warrants Market Value:
Canada	—	—	—	0	—
Total Level 2 Market Value of Investments	$—	$48,075	$212,172	$8,580,816	$—

Level 3: Significant Unobservable Inputs
Common Stocks Market Value:
Canada	$—	$—	$—	$0	$—
Total Level 3 Market Value of Investments	$—	$—	$—	$0	$—

Total Market Value of Investments	$1,557,819	$663,050	$824,416	$29,555,519	$30,888,837

Level 2: Other Significant Observable Inputs
ASSETS:
Other Financial Instruments Unrealized Appreciation: *
Foreign Currency Exchange Risks:
Forward Foreign Currency Exchange Contracts	$3,864	$176	$373	$—	$70,721
Other Financial Instruments Market Value:
Equity Risks:
Put Options Purchased	0	12,617	15,419	—	—
Put Options Written	—	—	5,718	—	—
LIABILITIES:
Other Financial Instruments Unrealized Depreciation: *
Foreign Currency Exchange Risks:
Forward Foreign Currency Exchange Contracts	—	(275)	(581)	—	(3,232)
Other Financial Instruments Market Value:
Equity Risks:
Put Options Written	(127)	(4,638)	—	—	(450)

Total Other Financial Instruments	$3,737	$7,880	$20,929	$—	$67,039

*                 Other financial instruments are derivative instruments, such as futures, forwards, and options which are valued at the unrealized appreciation/depreciation of the investment.

To adjust for the time difference between local market close and the calculation of the NAV, the Funds utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

Dynamic U.S. Growth Fund *
Level 1 - Quoted Prices	$47,124,397
Total Market Value of Investments	$47,124,397

*      Level 1 securities for Dynamic U.S. Growth Fund consist of common stocks as disclosed in the Schedule of Investments.

Notes to Schedule of Investments

(Continued)

The Funds did not have significant transfers between Level 1 and Level 2 during the period ended December 31, 2011.

There were no Level 3 investments held at December 31, 2011 or September 30, 2011 for Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, Dynamic U.S. Growth Fund, and Dynamic Energy Income Fund.

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value for the Dynamic Gold and Precious Metals Fund:

Dynamic Gold and Precious Metals Fund	Balance as of 9/30/11	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ depreciation †	Purchases	Sales	Transfers into Level 3 ††	Transfers out of Level 3 ††	Balance as of 12/31/11	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 12/31/11 †
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Warrants:
Canada	$0	$—	$—	$—	$0	$—	$—	$—	$0	$—
Total Warrants	0	—	—	—	0	—	—	—	0	—
TOTAL INVESTMENTS IN SECURITIES	$0	$—	$—	$—	$0	$—	$—	$—	$0	$—

†  Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

†† The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements and does not expect a material impact.

NOTE C. Tax Disclosure - No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any realized gain on investments, to shareholders. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2011.

Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2011, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, and Dynamic Energy Income Fund had deferred currency losses of $2,292, $7,520, and $145,500, respectively. The Dynamic Canadian Value Fund had deferred capital losses of $61,056.

Notes to Schedule of Investments

(Continued)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Schedule of Investments

JOHCM International Select Fund

December 31, 2011 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCKS - 95.8%
Bermuda - 5.3%
Seadrill, Ltd. †	74,372	$2,481,747
Jardine Matheson Holdings, Ltd. †	53,200	2,498,657
		4,980,404
Brazil - 2.5%
BR Malls Participacoes SA †	243,600	2,366,456

Canada†† - 10.9%
Canadian Energy Services & Technology Corp. †	212,212	2,322,615
Trican Well Service, Ltd. †	165,940	2,858,647
Valeant Pharmaceuticals International, Inc. * †	55,529	2,597,803
Yamana Gold, Inc. †	168,721	2,487,548
		10,266,613

China - 2.7%
Zhaojin Mining Industry Co., Ltd., Class H †	1,592,386	2,535,667

Germany - 12.9%
Dialog Semiconductor plc * †	139,108	2,264,769
GEA Group AG †	86,621	2,449,473
Henkel AG & Co. KGaA †	54,276	2,627,195
Kabel Deutschland Holding AG* †	45,951	2,325,347
SAP AG †	45,513	2,406,416
		12,073,200

Hong Kong - 7.6%
First Pacific Co., Ltd. †	2,381,000	2,470,881
Hengdeli Holdings, Ltd. †	7,466,882	2,448,256
Luk Fook Holdings International, Ltd. †	640,000	2,218,116
		7,137,253

Indonesia - 5.6%
PT Bank Rakyat Indonesia Persero Tbk †	3,660,378	2,723,923
PT Kalbe Farma Tbk †	6,857,934	2,573,297
		5,297,220

Ireland - 2.8%
Experian plc †	193,285	2,624,566

Israel - 2.8%
Check Point Software Technologies, Ltd. *	49,642	2,608,191

Italy - 2.5%
Tod’s SpA †	29,454	2,395,106

Japan - 16.0%
Dena Co., Ltd. †	90,400	2,703,953
Hitachi High-Technologies Corp. †	125,973	2,730,222
Japan Securities Finance Co., Ltd. †	518,322	2,340,108
Osaka Securities Exchange Co., Ltd. †	414	2,379,343
Softbank Corp. †	81,200	2,389,020
Sysmex Corp. †	77,390	2,519,832
		15,062,478

Luxembourg - 2.8%
L’Occitane International SA †	1,294,339	2,592,261

	Number of	Market
	Shares	Value
COMMON STOCKS (continued)
Netherlands - 2.7%
Chicago Bridge & Iron Co. NV	66,138	$2,500,016

Portugal - 2.7%
Jeronimo Martins SGPS SA * †	151,070	2,495,133

Qatar - 2.8%
Industries Qatar QSC †	71,166	2,602,395

Russia - 2.6%
Mail.ru Group, Ltd., GDR *	92,372	2,401,672

Thailand - 2.5%
Charoen Pokphand Foods PCL †	2,237,700	2,340,210

United Kingdom - 5.5%
Imagination Technologies Group plc * †	314,232	2,666,287
Intermediate Capital Group plc †	705,921	2,498,045
		5,164,332

United States - 2.6%
Virgin Media, Inc.	116,074	2,481,663

Total Common Stocks
(Cost $97,966,730)		89,924,836

PREFERRED STOCKS - 2.5%
Germany - 2.5%
Hugo Boss AG †	31,377	2,310,589

Total Preferred Stocks
(Cost $2,937,752)		2,310,589

	Principal
	Amount
SHORT-TERM INVESTMENTS - 0.8%
BNY Mellon Cash Reserve, 0.05%**, due 01/03/12	$768,713	768,713

Total Short-Term Investments
(Cost $768,713)		768,713

Total Investments - 99.1%
(Cost $101,673,195)***		93,004,138
Other Assets Less Liabilities - 0.9%		874,151
NET ASSETS - 100.0%		$93,878,289

†	Fair valued security. The aggregate value of fair valued securities is $82,243,884 comprising 87.61% of net assets, which were valued pursuant to guidelines established by the Board of Trustees.
††	Canadian securities are fair valued on days when the Canadian securities markets are closed, but the United States securities markets are open.
GDR	Global Depositary Receipt.
*	Non-income producing security.
**	Current yield as of December 31, 2011.
***	Aggregate tax cost is $102,333,944 and net unrealized depreciation is as follows:

Gross unrealized appreciation	$3,400,015
Gross unrealized depreciation	(12,729,821)
Net unrealized depreciation	$(9,329,806)

Sector Allocation (Unaudited)	% of Net Assets
Consumer Discretionary	17.9%
Energy	16.3
Information Technology	16.1
Financials	13.1
Industrials	10.8
Health Care	8.2
Consumer Staples	8.0
Materials	5.4
Telecommunication Services	2.5
Cash and other	1.7
100.0%

See Notes to Schedule of Investments

JOHCM International Select Fund

Notes to Schedule of Investments

December 31, 2011 (Unaudited)

NOTE A.    Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities of sufficient credit quality with maturities of 60 days or less are carried at amortized cost, which approximates fair value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Derivative Financial Instruments - The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and /or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If JO Hambro Capital Management Ltd.’s (the “Sub-Adviser” or “JO Hambro”) prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

Derivative contracts are not accounted for as hedging instruments under United States of America (“U.S.”) generally accepted accounting principles (“GAAP”).

The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

Futures and Options on Futures - The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

During the period ended December 31, 2011, the Fund had no investments in futures contracts or options on futures.

Notes to Schedule of Investments

(Continued)

Forward Foreign Currency Exchange Contracts - The Fund may engage in forward foreign currency exchange contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies.

During the period ended December 31, 2011, the Fund had no investments in forward foreign currency exchange contracts.

Options - The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and /or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations.

During the period ended December 31, 2011, the Fund had no investments in options.

NOTE B.                       Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1:   Quoted prices in active markets for identical securities

Level 2:   Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:   Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2011, is as follows:

Level 1: Quoted Prices
Common Stocks Market Value:
Israel	$2,608,191
Netherland	2,500,016
Russia	2,401,672
United States	2,481,663
Short-term Investments Market Value	768,713
Total Level 1 Market Value of Investments	$10,760,255

Level 2: Other Significant Observable Inputs
Common Stocks Market Value:
Bermuda	4,980,404
Brazil	2,366,456
Canada	10,266,613
China	2,535,667
Germany	12,073,200
Hong Kong	7,137,253
Indonesia	5,297,220
Ireland	2,624,566
Italy	2,395,106
Japan	15,062,478
Luxembourg	2,592,261
Portugal	2,495,133
Qatar	2,602,395
Thailand	2,340,210
United Kingdom	5,164,332
Preferred Stocks Market Value:
Germany	2,310,589
Total Level 2 Market Value of Investments	$82,243,883
Total Market Value of Investments	$93,004,138

The Fund did not have significant transfers between Level 1 and Level 2 during the period ended December 31, 2011.

There were no Level 3 investments held at December 31, 2011or September 30, 2011.

To adjust for the time difference between local market close and the calculation of the net asset value, the Fund utilizes fair value model prices for foreign equities outside of North and South America provided by an independent service resulting in a Level 2 classification.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.   ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy:  quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative

Notes to Schedule of Investments

(Continued)

description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs.  In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements and does not expect a material impact.

NOTE C.                       Tax Disclosure - No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any realized gain on investments, to shareholders. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2011.

Under the current tax law, capital losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2011, the Fund had deferred currency losses of $293,402 and capital losses of $963,315.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Schedule of Investments

Mount Lucas U.S. Focused Equity Fund

December 31, 2011 (Unaudited)

	Number	Market
	of Shares	Value
COMMON STOCKS - 99.0%
Consumer Discretionary - 13.3%
Abercrombie & Fitch Co., Class A	2,680	$130,891
AutoNation, Inc.*	9,803	361,437
Chipotle Mexican Grill, Inc.*	554	187,108
JC Penney Co., Inc.	24,847	873,372
Netflix, Inc.*	1,646	114,051
The Interpublic Group of Companies, Inc.	15,469	150,513
Whirlpool Corp.	9,551	453,195
		2,270,567
Consumer Staples - 4.6%
Archer-Daniels-Midland Co.	20,951	599,199
Whole Foods Market, Inc.	2,634	183,274
		782,473
Energy - 26.9%
Cabot Oil & Gas Corp.	2,289	173,735
Chevron Corp.	12,830	1,365,112
ConocoPhillips	8,936	651,166
Marathon Oil Corp.	14,027	410,570
Marathon Petroleum Corp.	7,022	233,762
Murphy Oil Corp.	9,261	516,208
Pioneer Natural Resources Co.	1,850	165,538
Range Resources Corp.	2,701	167,300
Tesoro Corp.*	13,380	312,557
Valero Energy Corp.	27,713	583,359
		4,579,307
Financials - 5.9%
CBRE Group, Inc.*	7,642	116,311
The Chubb Corp.	12,916	894,046
		1,010,357
Health Care - 5.2%
Aetna, Inc.	17,361	732,461
Cerner Corp.*	2,546	155,942
		888,403

Industrials - 13.1%
L-3 Communications Holdings, Inc.	10,348	690,005
Northrop Grumman Corp.	12,946	757,082
Raytheon Co.	16,220	784,724
		2,231,811

Information Technology - 14.7%
Computer Sciences Corp.	22,614	535,952
F5 Networks, Inc.*	1,580	167,670
Jabil Circuit, Inc.	41,181	809,618
JDS Uniphase Corp.*	7,684	80,221
Molex, Inc.	32,200	768,292
Teradyne, Inc.*	10,178	138,726
		2,500,479

	Number	Market
	of Shares	Value
COMMON STOCKS (continued)
Materials - 5.2%
CF Industries Holdings, Inc.	898	$130,192
International Paper Co.	25,577	757,079
		887,271
Telecommunication Services - 10.1%
AT&T, Inc.	28,210	853,070
CenturyLink, Inc.	19,920	741,024
MetroPCS Communications, Inc.*	13,229	114,828
		1,708,922

Total Common Stocks
(Cost $17,522,958)		16,859,590

Total Investments - 99.0%
(Cost $17,522,958)**		16,859,590
Other Assets Less Liabilities - 1.0%		175,015
NET ASSETS - 100.0%		$17,034,605

*	Non-income producing security.
**	Aggregate tax cost is $17,641,102 and net unrealized depreciation is as follows:

Gross unrealized appreciation	$853,400
Gross unrealized depreciation	(1,634,912)
Net unrealized depreciation	$(781,512)

Sector Allocation (Unaudited)	% of Net Assets
Energy	26.9%
Information Technology	14.7
Consumer Discretionary	13.3
Industrials	13.1
Telecommunication Services	10.1
Financials	5.9
Health Care	5.2
Materials	5.2
Consumer Staples	4.6
Cash and other	1.0
100.0%

See Notes to Schedule of Investments

Mt. Lucas U.S. Focused Equity Fund

Notes to Schedule of Investments

December 31, 2011 (Unaudited)

NOTE A.                       Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities of sufficient credit quality with maturities of 60 days or less are carried at amortized cost, which approximates fair value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Derivative Financial Instruments - The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and /or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If Mount Lucas Management Corp.’s (the “Sub-Adviser” or “Mount Lucas”) prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

Derivative contracts are not accounted for as hedging instruments under United States of America (“U.S.”) generally accepted accounting principles (“GAAP”).

The Fund is subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

Futures and Options on Futures - The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities or interest rates. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

During the period ended December 31, 2011, the Fund had no investments in futures contracts or options on futures.

Options - The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities,

Notes to Schedule of Investments

(Continued)

securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations.

During the period ended December 31, 2011, the Fund had no investments in options.

NOTE B.                       Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1:  Quoted prices in active markets for identical securities

Level 2:  Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:  Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2011, is as follows:

Level 1 - Quoted Prices*	$16,859,590
Total Market Value of Investments	$16,859,590

* Level 1 securities consist of common stocks and short-term investments as disclosed in the Schedule of Investments.

There were no Level 2 or 3 investments held at December 31, 2011or September 30, 2011.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements and does not expect a material impact.

Notes to Schedule of Investments

(Continued)

NOTE C.                       Tax Disclosure — No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any realized gain on investments, to shareholders. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2011.

Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2011, the Fund had a capital loss carryforward of $812,802, which is available to reduce future required distributions of net capital gains to shareholders. $8,646 is available through 2017and $804,156 is available through 2018.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Schedule of Investments

Smith Group Large Cap Core Growth Fund

December 31, 2011 (Unaudited)

	Number	Market
	of Shares	Value
COMMON STOCKS - 96.9%
Consumer Discretionary - 17.1%
Bed Bath & Beyond, Inc. *	25,670	$1,488,090
Mattel, Inc.	54,120	1,502,371
Nuance Communications, Inc.*	60,300	1,517,148
priceline.com, Inc. *	3,015	1,410,146
Ross Stores, Inc.	32,080	1,524,762
The Home Depot, Inc.	36,800	1,547,072
VF Corp.	10,500	1,333,395
		10,322,984

Consumer Staples - 9.8%
Coca-Cola Enterprises, Inc.	52,900	1,363,762
Constellation Brands, Inc., Class A*	72,600	1,500,642
Corn Products International, Inc.	27,700	1,456,743
Whole Foods Market, Inc.	22,500	1,565,550
		5,886,697

Energy - 12.3%
Chevron Corp.	14,100	1,500,240
Exxon Mobil Corp.	18,010	1,526,528
Helmerich & Payne, Inc.	24,290	1,417,564
Noble Energy, Inc.	16,200	1,529,118
Occidental Petroleum Corp.	15,500	1,452,350
		7,425,800

Financials - 11.8%
American Express Co.	28,980	1,366,987
Capital One Financial Corp.	31,480	1,331,289
East West Bancorp, Inc.	78,200	1,544,450
Global Payments, Inc.	31,000	1,468,780
IntercontinentalExchange, Inc. *	11,900	1,434,545
		7,146,051

Health Care - 16.5%
Aetna, Inc.	35,500	1,497,745
Celgene Corp.*	21,400	1,446,640
DENTSPLY International, Inc.	40,600	1,420,594
Endo Pharmaceuticals Holdings, Inc. *	41,700	1,439,901
McKesson Corp.	17,910	1,395,368
The Cooper Companies, Inc.	19,900	1,403,348
Watson Pharmaceuticals, Inc. *	22,600	1,363,684
		9,967,280

Industrials - 7.4%
AMETEK, Inc.	34,300	1,444,030
Rockwell Automation, Inc.	19,900	1,460,063
Ryder Systems, Inc.	28,900	1,535,746
		4,439,839

Information Technology - 14.7%
ANSYS, Inc. *	26,780	1,533,958
Apple, Inc. *	3,830	1,551,150
Check Point Software Technologies, Ltd. *	25,500	1,339,770
International Business Machines Corp.	8,360	1,537,237
Motorola Solutions, Inc.	31,100	1,439,619
TIBCO Software, Inc. *	61,800	1,477,638
		8,879,372

	Number	Market
	of Shares	Value
COMMON STOCKS (continued)
Materials - 5.0%
CF Industries Holdings, Inc.	10,500	$1,522,290
PPG Industries, Inc.	17,700	1,477,773
		3,000,063
Utilities - 2.3%
Exelon Corp.	31,800	1,379,166

Total Common Stocks
(Cost $51,296,207)		58,447,252

	Principal
	Amount
SHORT-TERM INVESTMENTS - 2.8%
BNY Mellon Cash Reserve, 0.05%**, due 01/03/12	$1,672,264	1,672,264

Total Short-Term Investments
(Cost $1,672,264)		1,672,264

Total Investments - 99.7%
(Cost $52,968,471) ***		60,119,516
Other Assets Less Liabilities - 0.3%		192,595
NET ASSETS - 100.0%		$60,312,111

*	Non-income producing security.
**	Current yield as of December 31, 2011.
***	Aggregate tax cost is $52,983,614 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$7,871,764
Gross unrealized depreciation	(735,862)
Net unrealized appreciation	$7,135,902

Sector Allocation (Unaudited)	% of Net Assets
Consumer Discretionary	17.1%
Health Care	16.5
Information Technology	14.7
Energy	12.3
Financials	11.8
Consumer Staples	9.8
Industrials	7.4
Materials	5.0
Utilities	2.3
Cash and other	3.1
100.0%

See Notes to Schedules of Investments

Smith Group Large Cap Core Growth Fund

Notes to Schedule of Investments

December 31, 2011 (Unaudited)

NOTE A.                       Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities of sufficient credit quality with maturities of 60 days or less are carried at amortized cost, which approximates fair value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Derivative Financial Instruments - The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If Smith’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

Derivative contracts are not accounted for as hedging instruments under United States of America (“U.S.”) generally accepted accounting principles (“GAAP”).

The Fund is subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

Futures and Options on Futures - The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities or interest rates. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

During the period ended December 31, 2011, the Fund had no investments in futures contracts or options on futures.

Options - The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities

Notes to Schedule of Investments

(Continued)

indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations.

During the period ended December 31, 2011, the Fund had no investments in options.

NOTE B.                       Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1:                         Quoted prices in active markets for identical securities

Level 2:                         Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:                         Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2011, is as follows:

Level 1 - Quoted Prices*	$60,119,516
Total Market Value of Investments	$60,119,516

*  Level 1 securities consist of common stocks and short-term investments as disclosed in the Schedule of Investments.

There were no Level 2 or 3 investments held at December 31, 2011 or September 30, 2011.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements and does not expect a material impact.

Notes to Schedule of Investments

(Continued)

NOTE C.                       Tax Disclosure - No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any realized gain on investments, to shareholders. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2011.

Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2011, the Fund had a capital loss carryforward of $8,377,104, which is available to reduce future required distributions of net capital gains to shareholders. $1,821,715 is available through 2017; $6,555,389 is available through 2018.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DundeeWealth Funds

By (Signature and Title)*	/s/ Amy Duling
Amy Duling, President
(principal executive officer)

Date	February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Amy Duling
Amy Duling, President
(principal executive officer)

Date	February 29, 2012

By (Signature and Title)*	/s/ John Leven
John Leven, Treasurer
(principal financial officer)

Date	February 29, 2012

* Print the name and title of each signing officer under his or her signature.